CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Operating activities:
Net earnings	$ 558	$ 572	$ 541
Deduct: (Losses) earnings from discontinued operations, net of tax	(21)	(1)	6
Earnings from continuing operations	579	573	535
Adjustments to reconcile earnings from continuing operations to net cash provided by continuing operations:
Depreciation and amortization	177	180	177
Stock-based compensation	36	35	27
Deferred income taxes	(21)	(8)	(11)
Funding of non-qualified deferred compensation plans	(26)	0	0
Other	32	20	(36)
Changes in:
Receivables, net	20	(10)	(50)
Inventories, net	1	(11)	6
Other current assets	5	12	(2)
Accounts payable and accrued liabilities	(12)	(29)	11
Income taxes payable	(5)	18	(35)
Net cash provided by continuing operations	786	780	622
Net cash used for discontinued operations	(19)	(5)	(10)
Net cash provided by operations	767	775	612
Investing activities:
Capital expenditures	(137)	(190)	(189)
Proceeds from sale-leasebacks, net of transaction costs	0	135	0
Businesses acquired, net of cash acquired	0	0	(93)
Other	0	4	8
Net cash used for investing activities from continuing operations	(137)	(51)	(274)
Net cash used for investing activities by discontinued operations	(1)	(4)	(3)
Net cash used for investing activities	(138)	(55)	(277)
Financing activities:
Notes and loans payable, net	(60)	(98)	(164)
Long-term debt borrowings, net of issuance costs	0	593	297
Long-term debt repayments	0	(850)	0
Treasury stock purchased	(260)	(128)	(225)
Cash dividends paid	(368)	(335)	(315)
Issuance of common stock for employee stock plans and other	96	133	86
Net cash used for financing activities	(592)	(685)	(321)
Effect of exchange rate changes on cash and cash equivalents	(7)	(3)	(6)
Net increase in cash and cash equivalents	30	32	8
Cash and cash equivalents:
Beginning of year	299	267	259
End of year	329	299	267
Supplemental cash flow information:
Interest paid	76	129	123
Income taxes paid, net of refunds	312	263	292
Noncash financing activities:
Cash dividends declared and accrued, but not paid	$ 95	$ 93	$ 85